TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Other provisions disclosures
Provision for tax, civil, and labor liabilities	R$ 827,883	R$ 770,305
Reversal of provision for tax liabilities, net	929,711
Reversal of interest on provision for tax liabilities, net	369,819
Judicial deposits, ICMS legal proceeding		1,763,085
Legal proceedings provision
Other provisions disclosures
Provision for tax, civil, and labor liabilities	827,883	770,305	R$ 2,239,226	R$ 1,904,730
Reversal of provision for tax liabilities, net	(929,711)
Reversal of interest on provision for tax liabilities, net	(369,819)
Tax Provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	257,621	268,009
Labor provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	517,329	449,350
Civil provisions
Other provisions disclosures
Provision for tax, civil, and labor liabilities	R$ 52,933	R$ 52,946